Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases
12.	LEASES
Operating leases
The Group’s leases consist of operating leases for administrative office spaces and IDC facilities. For leases with terms greater than 12 months, the Group records the related asset and lease liability at the present value of lease payments over the lease term. The Group elected the practical expedient not to separate lease and non-lease
components of contracts, except for bandwidth service included in IDC facilities lease contracts. As of December 31, 2025, the Group had no long-term leases that were classified as a financing lease. The Group also elected the short-term lease exemption for all contracts with lease terms of 12 months or less.
Tota
l operating lease expense was RMB128,878 and RMB150,078, including RMB9,990 and RMB11,594 short-term lease expense for the years ended December 31, 2024 and 2025, respectively. The operating lease expense was recorded in cost and expenses on the consolidated statements of operations.

	For the years ended December 31
	2024	2025
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	116,523	137,318
Non-cash right-of-use assets obtained in exchange for new lease obligations:
Operating leases	254,745	40,588
Weighted average remaining lease term
Operating leases	1.95	2.23
Weighted average discount rate
Operating leases	5.95%	5.22%

As of December 31, 2025, the Group has no significant lease contract that has been entered into but not yet commenced, and the future minimum payments under operating leases were as follows:

Amounts
RMB
2026	86,176
2027	23,008
2028	6,663
2029	5,297
2030	5,297
2031 and thereafter	3,531
Less: imputed interest	6,396

Total	123,576

Payments under operating leases are expensed on a straight-line basis over the periods of their respective leases. The terms of the leases do not contain rent escalation or contingent rents.